Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0002051511
Document Type	N-CSRS
Entity Registrant Name	Oaktree Asset-Backed Income Fund Inc.
Document Period End Date	Jun. 30, 2026
Entity Inv Company Type	N-2
Amendment Flag	false